Schedule of Investments (unaudited) September 30, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Aristocrat Leisure Ltd.	26,415	$576,073
ASX Ltd.	2,486	145,345
Atlassian Corp. PLC, Class A(a)	576	104,711
Bendigo & Adelaide Bank Ltd.	69,232	301,532
BHP Group Ltd.	7,668	198,092
Brambles Ltd.	158,887	1,206,434
Cochlear Ltd.	691	98,722
Commonwealth Bank of Australia	1,589	73,120
CSL Ltd.	2,765	571,157
IDP Education Ltd.	11,931	164,246
Iluka Resources Ltd.	3,719	24,350
Insurance Australia Group Ltd.	36,286	114,824
Mirvac Group	66,656	104,490
MMG Ltd.(a)	48,000	12,090
National Australia Bank Ltd.	76,626	984,409
Perpetual Ltd.	785	15,844
Ramsay Health Care Ltd.	5,209	248,359
Tabcorp Holdings Ltd.	22,814	54,939
Worley Ltd.	5,456	38,027

		5,036,764

Austria — 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,168	25,992

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	930	50,072
Cofinimmo SA	1	150
UCB SA	1,290	146,510
Umicore SA	9,002	374,434

		571,166

Brazil — 0.4%
Ambev SA	18,992	42,408
B3 SA - Brasil Bolsa Balcao	17,658	172,967
CPFL Energia SA	3,200	15,704
Hypera SA	7,370	39,134
Petroleo Brasileiro SA	15,112	53,200
Porto Seguro SA	11,122	95,557
Ultrapar Participacoes SA	75,742	259,896
WEG SA	17,439	204,018
Wheaton Precious Metals Corp.	13,329	653,962
XP, Inc., Class A(a)	466	19,427

		1,556,273

Canada — 1.7%
Allied Properties Real Estate Investment Trust	2,115	56,943
Bank of Montreal	12,867	752,181
CAE, Inc.	6,887	100,754
Canadian Apartment Properties REIT	2,274	79,327
CCL Industries, Inc., Class B	5,047	194,595
CGI, Inc.(a)	6,484	440,107
Enbridge, Inc.	6,494	189,716
Finning International, Inc.	1,028	15,719
Fortis, Inc.	3,755	153,522
Franco-Nevada Corp.	4,466	624,076
Great-West Lifeco, Inc.	9,505	185,738
Hydro One Ltd.(b)	8,744	185,315
Novagold Resources Inc.(a)	2,684	31,969
Onex Corp.	7,213	321,769
Rogers Communications, Inc., Class B	6,830	270,933

Security	Shares	Value

Canada (continued)
Shopify, Inc., Class A(a)	616	$629,943
SNC-Lavalin Group Inc.	1,004	16,098
Suncor Energy, Inc.	5,548	67,748
Thomson Reuters Corp.	3,295	262,947
Toronto-Dominion Bank	37,985	1,758,684
Tourmaline Oil Corp.	2,968	36,266

		6,374,350

China — 5.5%
3SBio, Inc.(a)(b)	16,000	18,129
Alibaba Group Holding Ltd., ADR(a)	11,105	3,264,648
Angang Steel Co. Ltd., Class H	1,000	269
Anhui Conch Cement Co. Ltd., Class A	2,200	18,024
BAIC Motor Corp. Ltd., Class H(b)	81,000	33,142
Bank of China Ltd., Class H	509,000	158,309
Bank of Communications Co. Ltd., Class H	164,000	79,043
BBMG Corp., Class H	100,000	18,568
Beijing Enterprises Holdings Ltd.	3,000	9,044
BGI Genomics Co. Ltd., Class A	1,000	21,308
BOC Hong Kong Holdings Ltd.	204,000	540,801
BYD Co. Ltd., Class A	23,039	397,474
CanSino Biologics, Inc., Class H(a)(b)	6,000	127,909
China Construction Bank Corp., Class H	145,000	94,217
China Everbright Bank Co. Ltd., Class A	167,400	90,245
China Hongqiao Group Ltd.	65,500	41,034
China Life Insurance Co. Ltd., Class H	297,000	673,291
China Minsheng Banking Corp. Ltd., Class A	69,600	54,495
China Mobile Ltd.	96,500	619,461
China Pacific Insurance Group Co. Ltd., Class H	23,200	66,259
China Petroleum & Chemical Corp., Class H	98,000	39,569
China Railway Signal & Communication Corp. Ltd.(b)	82,000	27,078
China Reinsurance Group Corp., Class H	397,000	36,617
China Unicom Hong Kong Ltd.	694,000	455,536
Chongqing Zhifei Biological Products Co. Ltd., Class A	800	16,478
CNOOC Ltd.	1,107,000	1,064,799
CSPC Pharmaceutical Group Ltd.	78,800	153,821
Dali Foods Group Co. Ltd.(b)	89,000	54,508
Datang International Power Generation Co. Ltd., Class H	242,000	30,384
Dongfeng Motor Group Co. Ltd., Class H	32,000	20,016
East Money Information Co. Ltd., Class A	126,200	449,650
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	55,167
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,300	19,668
Guotai Junan Securities Co. Ltd., Class H(b)	93,200	130,089
Haitong Securities Co. Ltd., Class H(a)	16,400	14,025
Hansoh Pharmaceutical Group Ltd.(a)(b)	4,000	19,551
Hithink RoyalFlush Information Network Co. Ltd., Class A	7,700	182,851
Huadian Power International Corp. Ltd., Class H, Class H	120,000	30,937
Hualan Biological Engineering, Inc., Class A	900	7,584
Industrial & Commercial Bank of China Ltd., Class H	343,000	178,667
Industrial Bank Co. Ltd., Class A	55,372	132,095
JD.com, Inc., ADR(a)	6,048	469,385
JD.com, Inc., Class A(a)	9,650	371,575
Kaisa Group Holdings Ltd.	57,000	29,328
Kingdee International Software Group Co. Ltd.(a)	18,000	46,949
KWG Group Holdings Ltd.	30,000	51,668
Legend Holdings Corp., Class H(b)	22,100	26,931

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lenovo Group Ltd.	148,000	$97,852
Logan Group Co. Ltd.	52,000	82,742
Luxshare Precision Industry Co. Ltd., Class A	30,348	257,286
Meituan Dianping, Class B(a)	20,300	639,476
Metallurgical Corp. of China Ltd., Class H	343,000	55,180
NetEase, Inc.	5,300	95,159
NetEase, Inc., ADR	1,149	522,416
New China Life Insurance Co. Ltd., Class A	4,100	37,699
New China Life Insurance Co. Ltd., Class H	4,700	17,668
NIO, Inc., ADR(a)	15,837	336,061
PetroChina Co. Ltd., Class H	1,770,000	520,870
Ping An Insurance Group Co. of China Ltd., Class H	43,500	451,567
Postal Savings Bank of China Co. Ltd., Class H(b)	232,000	97,733
SF Holding Co. Ltd., Class A	54,400	655,247
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	900	6,543
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	900	2,702
Shenzhen Inovance Technology Co. Ltd., Class A	4,900	42,058
Shenzhen Kangtai Biological Products Co. Ltd., Class A	4,000	107,681
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,602	390,951
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	18,800	74,646
Shui On Land Ltd.	75,000	9,533
Sinopec Engineering Group Co. Ltd., Class H	41,500	15,340
Sinotruk Hong Kong Ltd.	26,000	67,006
Sunny Optical Technology Group Co. Ltd.	3,500	54,363
TAL Education Group, ADR(a)	1,765	134,211
Tencent Holdings Ltd.	74,100	5,004,964
Uni-President China Holdings Ltd.	42,000	38,518
Wilmar International Ltd.	36,000	116,886
WuXi AppTec Co. Ltd., Class A	6,200	93,255
WuXi AppTec Co. Ltd., Class H(b)	1,680	24,294
Wuxi Biologics Cayman, Inc.(a)(b)	7,000	171,556
Yadea Group Holdings Ltd.(a)(b)	64,000	94,519
Yum China Holdings, Inc.	1,604	84,932
Yuzhou Group Holdings Co. Ltd.	39,000	15,531
ZTO Express Cayman, Inc., ADR	598	17,892

		20,874,933

Czech Republic — 0.0%
CEZ AS	4,099	77,506

Denmark — 0.6%
Novo Nordisk A/S, Class B	16,035	1,110,978
Orsted A/S(b)	2,714	374,153
Rockwool International AS, -B Shares	502	192,615
Vestas Wind Systems A/S	2,666	430,843

		2,108,589

Finland — 0.3%
Neste OYJ	8,490	447,081
Nordea Bank Abp(a)	45,929	349,002
Wartsila OYJ Abp	27,935	219,377

		1,015,460

France — 4.1%
Air Liquide SA	4,593	728,035
Alstom SA(a)	4,723	235,928
AXA SA	3,914	72,440
Bureau Veritas SA(a)	4,772	107,567
Carrefour SA	11,329	181,027
Christian Dior SE	1,968	807,223
Cie de Saint-Gobain(a)	13,368	559,947

Security	Shares	Value

France (continued)
CNP Assurances(a)	2,012	$25,233
Electricite de France SA	23,287	245,991
Engie SA(a)	40,025	534,874
Eutelsat Communications SA	15,185	147,897
Faurecia SE(a)	5,147	221,858
Gecina SA	1,085	143,031
Hermes International	502	432,349
La Francaise des Jeux SAEM(b)	1,110	40,722
Legrand SA	7,130	567,899
L’Oreal SA	9,918	3,227,603
LVMH Moet Hennessy Louis Vuitton SE	2,387	1,116,878
Nexans SA(a)	3,402	196,543
Orange SA	51,676	538,234
Pernod Ricard SA	12,757	2,033,924
Peugeot SA(a)	4,245	76,981
Renault SA(a)	8,825	228,928
Rexel SA(a)	20,248	253,870
Rubis SCA	268	10,730
Sanofi	8,377	839,474
Societe Generale SA(a)	20,775	275,766
STMicroelectronics NV	13,768	422,264
Teleperformance	501	154,459
Unibail-Rodamco-Westfield	10,185	375,621
Valeo SA	7,383	226,718
Vinci SA	5,829	487,051

		15,517,065

Germany — 2.7%
alstria office REIT-AG	8,103	112,674
BASF SE	9,538	580,826
Bayerische Motoren Werke AG	5,014	363,902
Beiersdorf AG	13,169	1,495,173
Covestro AG(b)	4,982	247,058
Daimler AG, Registered Shares	9,699	523,213
Delivery Hero SE(a)(b)	3,471	398,260
Deutsche Boerse AG	6,210	1,088,738
E.ON SE	157,648	1,737,661
Fielmann AG(a)	184	14,778
Hella GmbH & Co. KGaA(a)	3,799	191,617
HelloFresh SE(a)	3,443	191,341
HUGO BOSS AG	3,388	84,686
Infineon Technologies AG, Class N	15,743	443,729
Jenoptik AG	4	107
Knorr-Bremse AG	2,079	244,826
RWE AG	9,723	364,120
SAP SE	895	139,368
Siemens AG, Class N, Registered Shares	9,943	1,255,691
Siemens Energy AG(a)	4,971	134,063
Siemens Healthineers AG(b)	10,011	449,378
thyssenkrupp AG(a)	33,802	170,082
TUI AG	7	26
Volkswagen AG(a)	218	38,103
Wacker Chemie AG	1,960	190,210

		10,459,630

Hong Kong — 0.5%
Alibaba Pictures Group Ltd.(a)	210,000	31,346
CK Asset Holdings Ltd.	332	1,631
CLP Holdings Ltd.	41,500	387,496
Hang Seng Bank Ltd.	12,700	188,148
Henderson Land Development Co. Ltd.	29,000	107,680
Hongkong Land Holdings Ltd.	49,700	185,164

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Kingboard Laminates Holdings Ltd.	29,500	$40,831
Link REIT	44,300	363,011
Shenzhen Investment Ltd.	76,000	22,314
Sun Hung Kai Properties Ltd.	3,000	38,660
Swire Pacific Ltd., Class A	18,000	87,147
Swire Properties Ltd.	60,600	160,565
Techtronic Industries Co. Ltd.	19,000	252,618
Towngas China Co. Ltd.	27,000	11,175
Yuexiu Property Co. Ltd.	118,000	23,164

		1,900,950

Hungary(a) — 0.2%
MOL Hungarian Oil & Gas PLC	86,023	468,234
OTP Bank Nyrt	9,845	296,322

		764,556

India — 1.0%
Asian Paints Ltd.	10,483	282,459
Axis Bank Ltd.(a)	7,521	43,527
Glenmark Pharmaceuticals Ltd.	3,939	25,822
HDFC Bank Ltd.(a)	52,632	772,628
HDFC Life Insurance Co. Ltd.(a)(b)	18,923	143,654
Hindustan Unilever Ltd.	12,422	349,092
Housing Development Finance Corp. Ltd.	33,995	805,773
ICICI Bank Ltd.(a)	23,761	114,890
IndusInd Bank Ltd.(a)	2,836	20,363
Infosys Ltd.	34,820	478,780
ITC Ltd.	17,648	41,229
KEC International Ltd.	2,445	11,424
Kotak Mahindra Bank Ltd.(a)	27,791	479,837
Nestle India Ltd.	263	56,758
Pidilite Industries Ltd.	4,792	93,265

		3,719,501

Indonesia — 0.1%
Bank Central Asia Tbk PT	164,400	300,097
Bank Mandiri Persero Tbk PT	208,900	69,861
Bank Negara Indonesia Persero Tbk PT	350,900	105,260
Bank Rakyat Indonesia Persero Tbk PT	87,700	17,992

		493,210

Ireland — 0.6%
AerCap Holdings NV(a)	349	8,791
Allegion PLC	18,437	1,823,604
Kingspan Group PLC(a)	3,589	326,621
Smurfit Kappa Group PLC	1,886	74,003

		2,233,019

Israel — 0.0%
Bank Leumi Le-Israel BM	8	35
Check Point Software Technologies Ltd.(a)	235	28,280
Wix.com Ltd.(a)	235	59,890

		88,205

Italy — 0.3%
Assicurazioni Generali SpA	570	8,034
Azimut Holding SpA	7,733	139,634
Banca Mediolanum SpA	2,348	16,906
Enel SpA	80,449	697,968
Interpump Group SpA	1,103	40,904

Security	Shares	Value

Italy (continued)
Prysmian SpA	8,045	$233,528
Unipol Gruppo SpA(a)	33,234	145,232

		1,282,206

Japan — 6.6%
Amada Co. Ltd.	27,500	257,256
Aozora Bank Ltd.	1,600	26,567
Asahi Group Holdings Ltd.	6,000	209,116
Asahi Kasei Corp.	19,900	173,600
Astellas Pharma, Inc.	23,300	347,324
Bridgestone Corp.	1,100	34,770
Canon, Inc.	21,600	358,270
Chugai Pharmaceutical Co. Ltd.	12,500	560,943
Dai Nippon Printing Co. Ltd.	8,500	172,292
Daiichi Sankyo Co. Ltd.	12,600	386,792
Daiwa House Industry Co. Ltd.	11,200	287,250
Denso Corp.	7,300	319,971
DIC Corp.	700	17,500
East Japan Railway Co.	24,100	1,482,119
Eisai Co. Ltd.	2,800	255,730
ENEOS Holdings, Inc.	295,500	1,054,305
FANUC Corp.	2,700	518,172
Fuji Media Holdings, Inc.	3,000	28,890
FUJIFILM Holdings Corp.	9,100	448,556
Honda Motor Co. Ltd.	6,300	149,608
House Foods Group, Inc.	400	14,218
Japan Post Bank Co. Ltd.	10,500	81,898
Japan Post Holdings Co. Ltd.	80,500	548,934
Japan Tobacco, Inc.	26,600	485,284
Kajima Corp.	37,000	445,784
Kaneka Corp.	1,400	39,221
Kao Corp.	10,300	773,228
KDDI Corp.	45,400	1,141,880
Keyence Corp.	2,600	1,215,446
Konica Minolta, Inc.	35,700	101,256
Kyocera Corp.	7,200	412,247
Lintec Corp.	700	16,300
Mitsubishi Chemical Holdings Corp.	11,200	64,651
Mitsubishi Motors Corp.(a)	7,100	15,678
Murata Manufacturing Co. Ltd.	3,900	253,606
Nexon Co. Ltd.	800	19,955
Nichirei Corp.	700	18,512
Nidec Corp.	6,600	618,934
Nihon Kohden Corp.	500	16,446
Nintendo Co. Ltd.	1,400	793,367
Nippon Shokubai Co. Ltd.	700	37,330
Nippon Telegraph & Telephone Corp.	17,300	353,208
Nippon Television Holdings, Inc.	1,500	16,128
Nisshin Seifun Group, Inc.	1,000	15,871
Nitto Denko Corp.	7,200	469,071
NTT DOCOMO, Inc.	22,400	823,113
Omron Corp.	1,000	78,186
Oriental Land Co. Ltd.	900	126,221
Otsuka Holdings Co. Ltd.	1,800	76,258
PeptiDream, Inc.(a)	700	32,850
Pola Orbis Holdings, Inc.	12,200	230,035
Rakuten, Inc.	4,800	51,758
Rohm Co. Ltd.	2,000	154,620
Seiko Epson Corp.	3,200	36,801
Seven & i Holdings Co. Ltd.	63,100	1,960,522

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shionogi & Co. Ltd.	3,300	$176,630
Shizuoka Bank Ltd.	4,100	28,315
Softbank Corp.	20,600	230,191
SoftBank Group Corp.	11,500	711,557
Sony Corp.	3,700	283,575
Sugi Holdings Co. Ltd.	2,500	176,759
Sumitomo Chemical Co. Ltd.	44,400	146,963
Sumitomo Mitsui Financial Group, Inc.	15,000	419,412
Sumitomo Mitsui Trust Holdings, Inc.	7,100	188,887
Sumitomo Rubber Industries Ltd.	1,700	15,792
Sundrug Co. Ltd.	1,200	45,234
Suntory Beverage & Food Ltd.	3,300	123,926
Sysmex Corp.	2,900	277,478
T&D Holdings, Inc.	18,400	181,393
Taisei Corp.	2,900	98,156
Taisho Pharmaceutical Holdings Co. Ltd.	300	19,757
Takeda Pharmaceutical Co. Ltd.	26,400	943,613
Teijin Ltd.	12,000	186,101
Tokyo Gas Co. Ltd.	700	15,974
Toray Industries, Inc.	3,600	16,470
Toyota Motor Corp.	14,000	929,180
Ube Industries Ltd.	18,100	305,659
Ulvac, Inc.	500	18,220
Unicharm Corp.	11,900	532,207
West Japan Railway Co.	3,600	177,870
Yakult Honsha Co. Ltd.	300	16,658
Yamada Denki Co. Ltd.	63,400	316,171
Yaskawa Electric Corp.	1,400	54,772
Zeon Corp.	9,200	96,491

		25,361,259

Luxembourg — 0.0%
APERAM SA	3	85
RTL Group SA(a)	1,457	57,347

		57,432

Macau — 0.0%
Sands China Ltd.	20,000	77,524

Malaysia — 0.1%
Hartalega Holdings Bhd	18,100	70,892
Public Bank Bhd	46,600	176,249
QL Resources BHD	12,500	29,527
Supermax Corp. Bhd(a)	33,400	68,063
Tenaga Nasional BHD	19,800	50,103

		394,834

Mexico — 0.2%
America Movil SAB de CV, Series L	1,065,225	668,671
Cemex SAB de CV	323,810	122,720
Fomento Economico Mexicano SAB de CV	5,102	28,750
Grupo Financiero Banorte SAB de CV, Class O(a)	6,378	22,101
Megacable Holdings SAB de CV, CPO	6,900	19,856
Orbia Advance Corp. SAB de CV	12,300	21,550

		883,648

Netherlands — 1.4%
Akzo Nobel NV	8,744	883,760
ASML Holding NV	2,110	779,377
EXOR NV	2,529	137,281
Heineken NV	1,045	93,033
ING Groep NV(a)	46,673	333,099
Just Eat Takeaway.com NV(a)(b)	2,557	286,248

Security	Shares	Value

Netherlands (continued)
Koninklijke Philips NV(a)	31,852	$1,504,023
NXP Semiconductors NV	2,011	250,993
Royal Dutch Shell PLC	57,649	713,203
Signify NV(a)(b)	5,153	190,594
Wereldhave NV	1	9

		5,171,620

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	1,991	43,942

Norway — 0.6%
Equinor ASA	147,814	2,094,179
Gjensidige Forsikring ASA	5,571	113,062
NEL ASA(a)	112,977	205,402

		2,412,643

Poland — 0.2%
Bank Polska Kasa Opieki SA(a)	8,716	113,536
Grupa Lotos SA	4,354	38,836
PGE Polska Grupa Energetyczna SA(a)	17,114	28,418
Polski Koncern Naftowy ORLEN SA	29,274	347,427
Powszechna Kasa Oszczednosci Bank Polski SA(a)	8,547	46,910

		575,127

Portugal — 0.1%
EDP - Energias de Portugal SA	78,841	387,656

Russia — 0.1%
LUKOIL PJSC	3,211	184,482
MMC Norilsk Nickel PJSC	482	116,429
Mobile TeleSystems PJSC, ADR	4,094	35,741
Novatek PJSC, GDR	759	103,895
PhosAgro PJSC, GDR	1,139	13,692
Tatneft PJSC	10,670	63,303

		517,542

Singapore — 0.1%
Jardine Cycle & Carriage Ltd.	2,400	31,857
Oversea-Chinese Banking Corp. Ltd.	23,400	145,518
Singapore Technologies Engineering Ltd.	40,400	102,952
Singapore Telecommunications Ltd.	9,800	15,338

		295,665

South Africa — 0.4%
Absa Group Ltd.	8,184	43,363
Anglo American Platinum Ltd.	5,129	355,106
AngloGold Ashanti Ltd.	742	19,411
Barloworld Ltd.	2,010	7,347
Bidvest Group Ltd.	31,477	258,444
Clicks Group Ltd.	2,327	30,887
FirstRand Ltd.	39,232	96,270
Gold Fields Ltd.	2,296	28,088
Impala Platinum Holdings Ltd.	1,546	13,433
Investec Ltd.	9,546	17,918
Kumba Iron Ore Ltd.	6,823	201,554
MTN Group Ltd.	9,428	31,632
Naspers Ltd., N Shares	1,105	195,169
Sanlam Ltd.	5,194	16,010
Standard Bank Group Ltd.	32,929	211,495

		1,526,127

South Korea — 0.9%
Celltrion, Inc.(a)	804	176,851
Chong Kun Dang Pharmaceutical Corp.	342	48,416
Hyundai Mobis Co. Ltd.	966	189,513

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KB Financial Group, Inc.	1,284	$41,345
Korea Electric Power Corp.(a)	1,801	31,381
Korea Zinc Co. Ltd.	170	54,866
LG Household & Health Care Ltd.	37	45,660
NAVER Corp.	510	129,602
POSCO	5,720	957,606
Samsung Biologics Co. Ltd.(a)(b)	122	71,923
Samsung Electronics Co. Ltd.	22,696	1,126,723
Samsung Fire & Marine Insurance Co. Ltd.	103	16,046
Samsung Life Insurance Co. Ltd.	1,590	82,980
Shinhan Financial Group Co. Ltd.	12,703	298,020
SillaJen, Inc.(a)(c)	770	7,170
SK Innovation Co. Ltd.	890	105,479

		3,383,581

Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	247,321	686,547
Banco de Sabadell SA	414,703	143,935
Bankia SA	29,826	43,429
EDP Renovaveis SA	11,477	190,526
Iberdrola SA	58,899	724,963
Industria de Diseno Textil SA	14,572	403,125
Naturgy Energy Group SA	11,379	228,202
Repsol SA	35,736	241,419
Siemens Gamesa Renewable Energy SA	8,877	240,230
Zardoya Otis SA	4,655	28,354

		2,930,730

Sweden — 0.5%
Atlas Copco AB, A Shares	22,923	1,054,203
Castellum AB	5	114
Electrolux AB, Series B	8,404	195,905
Epiroc AB, Class A	12,648	183,222
Fabege AB	1,595	22,058
Spotify Technology SA(a)	1,236	299,817
SSAB AB, -A Shares(a)	56,092	186,279
Svenska Cellulosa AB SCA, Class B(a)	1,260	17,274
Telefonaktiebolaget LM Ericsson	1,405	15,375
Telia Co. AB	904	3,698

		1,977,945

Switzerland — 2.4%
Alcon, Inc.(a)	3,625	205,522
Cie Financiere Richemont SA, Registered Shares	6,350	426,357
Coca-Cola HBC AG	1,359	33,557
Givaudan SA, Registered Shares	108	466,323
Kuehne + Nagel International AG, Registered Shares	2,267	440,191
Lonza Group AG, Registered Shares	548	338,190
Nestle SA, Registered Shares	28,667	3,411,716
SGS SA, Registered Shares	125	334,980
Sika AG, Registered Shares	13,747	3,375,599
Sonova Holding AG, Registered Shares(a)	139	35,225

		9,067,660

Taiwan — 2.0%
ASPEED Technology, Inc.	1,000	39,568
Cathay Financial Holding Co. Ltd.	72,595	97,185
CTBC Financial Holding Co. Ltd.	468,000	299,006
Delta Electronics, Inc.	19,000	124,762
E.Sun Financial Holding Co. Ltd.	153,000	136,260
First Financial Holding Co. Ltd.	36,000	25,691
Fubon Financial Holding Co. Ltd.	473,000	688,269

Security	Shares	Value

Taiwan (continued)
Largan Precision Co. Ltd.	2,000	$234,219
MediaTek, Inc.	33,000	699,236
Parade Technologies Ltd.	2,000	73,120
Realtek Semiconductor Corp.	18,000	230,730
Taiwan Mobile Co. Ltd.	8,000	26,738
Taiwan Semiconductor Manufacturing Co. Ltd.	283,000	4,257,471
TPK Holding Co. Ltd.(a)	11,000	18,731
Uni-President Enterprises Corp.	296,000	641,065

		7,592,051

Thailand — 0.1%
Berli Jucker PCL, NVDR	401,000	467,486
Gulf Energy Development PCL	11,000	10,588
Kasikornbank PCL, NVDR	25,700	62,738
Muangthai Capital PCL, NVDR(a)	16,600	26,007

		566,819

Turkey(a) — 0.0%
Akbank TAS	65,242	42,976
Turkiye Garanti Bankasi AS	26,273	24,014
Turkiye Is Bankasi	99,230	68,698

		135,688

United Kingdom — 3.5%
Abcam PLC	17,426	275,224
Anglo American PLC	47,477	1,148,834
AstraZeneca PLC	10,330	1,128,701
BP PLC	144,751	418,617
British American Tobacco PLC	21,216	761,045
BT Group PLC	304,552	385,752
Centrica PLC	160,157	82,869
Clarivate PLC(a)	1,090	33,779
ConvaTec Group PLC(b)	34,099	78,554
Dechra Pharmaceuticals PLC	4	166
Diageo PLC	19,995	686,802
Direct Line Insurance Group PLC	23,450	81,787
Dunelm Group PLC	2,166	39,001
Experian PLC	31,871	1,197,532
Farfetch Ltd., Class A(a)	1,626	40,910
Fiat Chrysler Automobiles NV(a)	23,030	282,691
GlaxoSmithKline PLC	40,655	762,179
Great Portland Estates PLC	1,447	11,166
HomeServe PLC	10,258	163,459
Howden Joinery Group PLC	2,934	22,331
IG Group Holdings PLC	9,328	95,285
IHS Markit Ltd.	1,800	141,318
Informa PLC(a)	55,228	267,672
Intertek Group PLC	3,812	311,046
ITV PLC	24,228	21,121
JD Sports Fashion PLC	13,111	136,861
Johnson Matthey PLC	9,737	295,887
Marks & Spencer Group PLC	52,329	65,666
Meggitt PLC	22,296	73,989
Micro Focus International PLC(a)	16,750	53,248
Ocado Group PLC(a)	8,302	293,635
Persimmon PLC	6,847	218,203
Pets at Home Group PLC	6,863	37,515
Rentokil Initial PLC(a)	143,022	988,547
SSE PLC	38,578	600,434
Tate & Lyle PLC	2,858	24,528
TechnipFMC PLC	27,807	175,462
Unilever NV	11,906	723,019

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Unilever PLC	11,413	$703,647
Vodafone Group PLC	368,729	488,724
Wm Morrison Supermarkets PLC	114,042	250,315

		13,567,521

United States — 57.0%
3M Co.	23,028	3,688,625
Abbott Laboratories	17,285	1,881,127
AbbVie, Inc.	12,718	1,113,970
Accenture PLC, Class A	1,086	245,425
Activision Blizzard, Inc.	4,504	364,599
Adobe, Inc.(a)	238	116,722
Aflac, Inc.	3,289	119,555
Agilent Technologies, Inc.	4,618	466,141
Alaska Air Group, Inc.	4,734	173,406
Allogene Therapeutics, Inc.(a)	650	24,512
Allstate Corp.	2,538	238,927
Alphabet, Inc., Class A(a)	2,553	3,741,677
Alphabet, Inc., Class C(a)	1,964	2,886,294
Amazon.com, Inc.(a)	3,052	9,609,924
Amdocs Ltd.	773	44,378
American Airlines Group, Inc.	14,632	179,827
American Express Co.	8,281	830,170
American International Group, Inc.	727	20,014
American Tower Corp.	7,377	1,783,242
Amgen, Inc.	4,531	1,151,599
Analog Devices, Inc.	19,981	2,332,582
ANSYS, Inc.(a)	578	189,139
Anthem, Inc.	1,720	461,975
Aon PLC, Class A	4,281	883,170
Apple, Inc.	111,699	12,935,861
Applied Materials, Inc.	10,799	642,001
Aptiv PLC	626	57,392
Autodesk, Inc.(a)	1,395	322,259
Avangrid, Inc.	16,050	809,883
Bausch Health Cos., Inc.(a)	2,159	33,563
Becton Dickinson and Co.	794	184,748
Berkshire Hathaway, Inc., Class B(a)	7,402	1,576,182
Biogen, Inc.(a)	1,361	386,088
Boston Scientific Corp.(a)	22,328	853,153
Bright Horizons Family Solutions, Inc.(a)	661	100,498
Bristol-Myers Squibb Co.	16,468	992,856
Brown-Forman Corp., Class B	1,856	139,794
Cadence Design Systems, Inc.(a)	7,612	811,668
Caesars Entertainment, Inc.(a)	16,686	935,417
Camden Property Trust	843	75,010
Capital One Financial Corp.	213	15,306
Cargurus, Inc.(a)	7,936	171,656
Carlisle Cos., Inc.	1,768	216,350
CarMax, Inc.(a)	3,082	283,267
Carter’s, Inc.	3,456	299,220
Casey’s General Stores, Inc.	483	85,805
Catalent, Inc.(a)	1,131	96,881
Cboe Global Markets, Inc.	2,549	223,649
CDK Global, Inc.	5,144	224,227
Cerner Corp.	14,724	1,064,398
Charles Schwab Corp.	25,716	931,691
Cigna Corp.	2,600	440,466
Cirrus Logic, Inc.(a)	2,502	168,760
Cisco Systems, Inc.	106,464	4,193,617
Citigroup, Inc.	12,013	517,880

Security	Shares	Value

United States (continued)
CME Group, Inc.	482	$80,643
CMS Energy Corp.	4,459	273,827
Coca-Cola Co.	20,934	1,033,512
Colgate-Palmolive Co.	29,679	2,289,735
Columbia Sportswear Co.	558	48,535
Comcast Corp., Class A	28,503	1,318,549
Consolidated Edison, Inc.	1,760	136,928
CoStar Group, Inc.(a)	104	88,245
Costco Wholesale Corp.	6,816	2,419,680
Crane Co.	718	35,993
Crown Castle International Corp.	105	17,483
Cummins, Inc.	1,104	233,121
CVS Health Corp.	49,454	2,888,114
CyberArk Software Ltd.(a)	619	64,017
Danaher Corp.	1,441	310,291
Darden Restaurants, Inc.	1,529	154,031
Deckers Outdoor Corp.(a)	792	174,248
Deere & Co.	998	221,187
DexCom, Inc.(a)	232	95,637
Dolby Laboratories, Inc., Class A	5,732	379,917
Dollar Tree, Inc.(a)	3,745	342,068
Donaldson Co., Inc.	474	22,003
Dropbox, Inc., Class A(a)	5,338	102,810
Dunkin’ Brands Group, Inc.	678	55,535
Ecolab, Inc.	10,018	2,001,997
Edwards Lifesciences Corp.(a)	9,942	793,570
Eli Lilly & Co.	2,039	301,813
Equinix, Inc.	1,528	1,161,479
Estee Lauder Cos., Inc., Class A	2,021	441,083
Eversource Energy	4,980	416,079
Exxon Mobil Corp.	22,269	764,495
Facebook, Inc., Class A(a)	8,491	2,223,793
FactSet Research Systems, Inc.	2,232	747,452
FedEx Corp.	236	59,359
Ferguson PLC	438	44,076
First American Financial Corp.	3,873	197,174
First Horizon National Corp.	61,800	582,774
Five Below, Inc.(a)	1,411	179,197
FLIR Systems, Inc.	5,389	193,196
Foot Locker, Inc.	3,351	110,684
Ford Motor Co.	57,173	380,772
Fortinet, Inc.(a)	4,291	505,523
Franklin Resources, Inc.	10,328	210,175
Gap, Inc.	75,608	1,287,604
General Electric Co.	59,667	371,725
Genuine Parts Co.	5,616	534,475
Gilead Sciences, Inc.	18,838	1,190,373
GoDaddy, Inc., Class A(a)	1,698	128,997
Goldman Sachs Group, Inc.	270	54,262
Guardant Health, Inc.(a)	228	25,486
Hanover Insurance Group, Inc.	614	57,213
Henry Schein, Inc.(a)	10,585	622,186
Hewlett Packard Enterprise Co.	39,050	365,898
Home Depot, Inc.	18,694	5,191,511
Hormel Foods Corp.	5,947	290,749
HubSpot, Inc.(a)	669	195,502
Humana, Inc.	1,424	589,379
Hyatt Hotels Corp., Class A	6,607	352,616
IDACORP, Inc.	10,548	842,785
IDEXX Laboratories, Inc.(a)	2,481	975,306
Illinois Tool Works, Inc.	2,323	448,827

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Illumina, Inc.(a)	5,943	$1,836,862
Incyte Corp.(a)	1,031	92,522
Intel Corp.	43,993	2,277,958
Intercontinental Exchange, Inc.	4,984	498,649
International Game Technology PLC	41,319	459,880
Johnson & Johnson	28,431	4,232,807
JPMorgan Chase & Co.	433	41,685
Kellogg Co.	4,445	287,103
Keysight Technologies, Inc.(a)	1,554	153,504
Kohl’s Corp.	8,530	158,061
L Brands, Inc.	8,151	259,283
LendingTree, Inc.(a)	66	20,255
Lennox International, Inc.	542	147,755
Lincoln Electric Holdings, Inc.	255	23,470
Lockheed Martin Corp.	4,651	1,782,635
Lululemon Athletica, Inc.(a)	4,313	1,420,573
Lyft, Inc., Class A(a)	3,241	89,290
M&T Bank Corp.	2,143	197,349
ManpowerGroup, Inc.	505	37,032
MarketAxess Holdings, Inc.	1,127	542,752
Marsh & McLennan Cos., Inc.	9,340	1,071,298
Masimo Corp.(a)	1,047	247,155
Mastercard, Inc., Class A	11,269	3,810,838
McDonald’s Corp.	1,309	287,312
McKesson Corp.	695	103,506
Medtronic PLC	19,777	2,055,226
Merck & Co., Inc.	35,813	2,970,688
Mercury Systems, Inc.(a)	265	20,527
Microsoft Corp.	57,275	12,046,651
Moderna, Inc.(a)	2,003	141,712
Mondelez International, Inc., Class A	2,342	134,548
Moody’s Corp.	3,353	971,867
MSCI, Inc.	1,458	520,185
National Instruments Corp.	9,895	353,251
NetApp, Inc.	2,262	99,166
Netflix, Inc.(a)	3,163	1,581,595
New Relic, Inc.(a)	2,438	137,406
Nexteer Automotive Group Ltd.	23,000	16,113
NextEra Energy, Inc.	1,603	444,929
NIKE, Inc., Class B	27,048	3,395,606
Nordstrom, Inc.(d)	45,737	545,185
Northrop Grumman Corp.	416	131,244
NVIDIA Corp.	6,922	3,746,325
Oracle Corp.	8,840	527,748
O’Reilly Automotive, Inc.(a)	941	433,876
Palo Alto Networks, Inc.(a)	174	42,586
Paylocity Holding Corp.(a)	337	54,399
PayPal Holdings, Inc.(a)	23,266	4,584,100
Penumbra, Inc.(a)	689	133,928
PepsiCo, Inc.	28,347	3,928,894
Pfizer, Inc.	39,999	1,467,963
Pinnacle Financial Partners, Inc.	4,085	145,385
Polaris, Inc.	1,990	187,737
PotlatchDeltic Corp.	2	84
PPG Industries, Inc.	9,417	1,149,627
Procter & Gamble Co.	15,025	2,088,325
Progressive Corp.	184	17,419
Prologis, Inc.	1,015	102,129
Prudential Financial, Inc.	7,806	495,837

Security	Shares	Value

United States (continued)
PVH Corp.	2,818	$168,066
QTS Realty Trust, Inc., Class A	6,615	416,877
Quest Diagnostics, Inc.	389	44,537
Ralph Lauren Corp.	21,046	1,430,497
Regeneron Pharmaceuticals, Inc.(a)	742	415,357
ResMed, Inc.	2,013	345,089
RingCentral, Inc., Class A(a)	744	204,310
Roku, Inc.(a)	262	49,466
Roper Technologies, Inc.	2,826	1,116,581
S&P Global, Inc.	5,277	1,902,886
salesforce.com, Inc.(a)	12,717	3,196,036
SBA Communications Corp.	2,442	777,728
Service Corp. International	849	35,811
ServiceNow, Inc.(a)	3,982	1,931,270
Sherwin-Williams Co.	2,306	1,606,682
Silicon Laboratories, Inc.(a)	4,531	443,358
Sirius XM Holdings, Inc.	214,276	1,148,519
Skechers USA, Inc., Class A(a)	33,413	1,009,741
Skyworks Solutions, Inc.	2,481	360,985
Stryker Corp.	1,967	409,864
Synovus Financial Corp.	10,766	227,916
T. Rowe Price Group, Inc.	7,025	900,745
Tandem Diabetes Care, Inc.(a)	145	16,458
Teladoc Health, Inc.(a)	1,520	333,245
Tenaris SA	7,752	38,621
Teradata Corp.(a)	3,557	80,744
Tesla, Inc.(a)	5,344	2,292,629
Texas Instruments, Inc.	1,772	253,024
Thermo Fisher Scientific, Inc.	4,089	1,805,375
Tiffany & Co.	11,493	1,331,464
TJX Cos., Inc.	59,869	3,331,710
Toro Co.	6,761	567,586
Tractor Supply Co.	3,429	491,513
Travelers Cos., Inc.	4,059	439,143
Twitter, Inc.(a)	58,964	2,623,898
Uber Technologies, Inc.(a)	1,659	60,520
Ubiquiti, Inc.	149	24,832
Under Armour, Inc., Class A(a)	34,230	384,403
Under Armour, Inc., Class C(a)	18,852	185,504
United Airlines Holdings, Inc.(a)	5,174	179,796
UnitedHealth Group, Inc.	12,574	3,920,196
Veeva Systems, Inc., Class A(a)	1,314	369,484
Vertex Pharmaceuticals, Inc.(a)	566	154,020
VF Corp.	1,932	135,723
ViaSat, Inc.(a)	6,446	221,678
Visa, Inc., Class A	26,928	5,384,792
VMware, Inc., Class A(a)	9,343	1,342,309
Walgreens Boots Alliance, Inc.	34,652	1,244,700
Walmart, Inc.	8,448	1,181,960
Walt Disney Co.	13,019	1,615,398
Warner Music Group Corp., Class A	822	23,624
Waters Corp.(a)	2,547	498,397
Wayfair, Inc., Class A(a)	205	59,657
Wells Fargo & Co.	82,447	1,938,329
Wendy’s Co.	10,254	228,613
Xcel Energy, Inc.	1,195	82,467
Xylem, Inc.	12,647	1,063,866
Yum! Brands, Inc.	2,485	226,880
Zebra Technologies Corp., Class A(a)	1,044	263,568

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis, Inc.	3,424	$566,227
Zoom Video Communications, Inc., Class A(a)	570	267,963

		218,086,672

Total Common Stocks — 96.5% (Cost: $322,367,596)		369,113,061

Preferred Securities

Preferred Stocks — 0.5%

Brazil — 0.5%
Banco Bradesco SA, Preference Shares	382,137	1,320,764
Itau Unibanco Holding SA, Preference Shares	65,742	263,394

		1,584,158

Germany — 0.0%
Bayerische Motoren Werke AG, Preference Shares	228	12,461

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares	56,893	28,739

South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares	1,047	45,064

Total Preferred Securities — 0.5% (Cost: $2,486,138)		1,670,422

Rights

China — 0.0%
Legend Holdings Corp., (Expires 05/19/23)(a)(c)	1,700	—

United States — 0.0%
Bristol-Myers Squibb Co., (Expires 03/31/21)(a)(d)	6,002	13,504

Total Rights — 0.0% (Cost: $12,784)		13,504

Total Long-Term Investments — 97.0% (Cost: $324,866,518)		370,796,987

Short-Term Securities

Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(e)(f)	9,603,470	9,603,470
SL Liquidity Series, LLC, Money Market Series, 0.25%(e)(f)(g)	551,855	552,075

		10,155,545

Security		Par (000)	Value

Time Deposits — 0.3%

Australia — 0.1%
Brown Brothers Harriman & Co., 0.01%, 10/01/20	AUD	367	$262,608

Canada — 0.0%
Brown Brothers Harriman & Co., 0.03%, 10/01/20	CAD	152	114,377

Europe — 0.0%
BNP Paribas SA, 0.69%, 10/01/20	EUR	35	40,838

Hong Kong — 0.1%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 10/01/20	HKD	2,204	284,433

Japan — 0.0%
Sumitomo Bank Tokyo, (0.24%), 10/01/20	JPY	192	1,818

New Zealand — 0.0%
Brown Brothers Harriman & Co., 0.02%, 10/01/20	NZD	90	59,406

Norway — 0.0%
Brown Brothers Harriman & Co., (0.15%), 10/01/20	NOK	73	7,838

Singapore — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 0.01%, 10/01/20	SGD	67	49,098

South Africa — 0.1%
Brown Brothers Harriman & Co., 2.50%, 10/01/20	ZAR	5,227	312,053

United Kingdom — 0.0%
Citibank NA, New York, 0.01%, 10/01/20	GBP	6	7,468

			1,139,937

Total Short-Term Securities — 2.9% (Cost: $11,295,504)			11,295,482

Total Investments — 99.9% (Cost: $336,162,022)			382,092,469

Other Assets Less Liabilities — 0.1%			296,212

Net Assets — 100.0%			$382,388,681

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,390,660	$2,212,810	(a)	$—		$—	$—	$9,603,470	9,603,470	$1,432		$—
SL Liquidity Series, LLC, Money Market Series	4,381,498	—		(3,829,073	)(a)	(289)	(61)	552,075	551,855	3,480	(b)	—

						$(289)	$(61)	$10,155,545		$4,912		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	34	12/18/20	$3,150	$(68,921)
MSCI Emerging Markets Index	25	12/18/20	1,361	(21,099)
S&P 500 E-Mini Index	41	12/18/20	6,872	11,476

				$(78,544)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$104,711	$4,932,053	$—	$5,036,764
Austria	25,992	—	—	25,992
Belgium	—	571,166	—	571,166
Brazil	1,556,273	—	—	1,556,273
Canada	6,374,350	—	—	6,374,350
China	4,829,545	16,045,388	—	20,874,933
Czech Republic	—	77,506	—	77,506
Denmark	374,153	1,734,436	—	2,108,589
Finland	—	1,015,460	—	1,015,460
France	—	15,517,065	—	15,517,065
Germany	453,132	10,006,498	—	10,459,630
Hong Kong	—	1,900,950	—	1,900,950
Hungary	—	764,556	—	764,556
India	—	3,719,501	—	3,719,501
Indonesia	—	493,210	—	493,210
Ireland	1,832,395	400,624	—	2,233,019
Israel	88,170	35	—	88,205
Italy	—	1,282,206	—	1,282,206
Japan	—	25,361,259	—	25,361,259
Luxembourg	—	57,432	—	57,432
Macau	—	77,524	—	77,524
Malaysia	—	394,834	—	394,834
Mexico	883,648	—	—	883,648
Netherlands	250,993	4,920,627	—	5,171,620
New Zealand	—	43,942	—	43,942
Norway	—	2,412,643	—	2,412,643
Poland	—	575,127	—	575,127
Portugal	—	387,656	—	387,656
Russia	35,741	481,801	—	517,542
Singapore	—	295,665	—	295,665
South Africa	30,887	1,495,240	—	1,526,127
South Korea	—	3,376,411	7,170	3,383,581
Spain	—	2,930,730	—	2,930,730
Sweden	299,817	1,678,128	—	1,977,945
Switzerland	—	9,067,660	—	9,067,660
Taiwan	—	7,592,051	—	7,592,051
Thailand	10,588	556,231	—	566,819
Turkey	—	135,688	—	135,688
United Kingdom	666,693	12,900,828	—	13,567,521
United States	217,987,862	98,810	—	218,086,672
Preferred Securities
Preferred Stocks
South Korea	—	45,064	—	45,064
Brazil	1,584,158	—	—	1,584,158
Russia	—	28,739	—	28,739
Germany	—	12,461	—	12,461
Rights	13,504	—	—	13,504

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$9,603,470	$—	$—	$9,603,470
Time Deposits	—	1,139,937	—	1,139,937

	$247,006,082	$134,527,142	$7,170	381,540,394

Investments Valued at NAV(a)				552,075

				$382,092,469

Derivative Financial Instruments(b)
Assets
Equity Contracts	$11,476	$—	$—	$11,476
Liabilities
Equity Contracts	(90,020)	—	—	(90,020)

	$(78,544)	$—	$—	$(78,544)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SGD	Singapore Dollar

ZAR	South African Rand

Portfolio Abbreviation

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Svenska Celluosa Aktiebolaget

SCHEDULE OF INVESTMENTS	11